Subsequent Events (Details) - USD ($)						9 Months Ended		12 Months Ended
	Oct. 18, 2023	Jul. 25, 2023	Jul. 14, 2023	Mar. 16, 2023	Jan. 16, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 21, 2023	Feb. 24, 2023	Jan. 13, 2021
Subsequent Events (Details) [Line Items]
Class A ordinary shares (in Shares)						1,972,625
Shares issued (in Shares)						1,432,500
Working Capital (in Dollars)		$ 1,090,000	$ 1,500,000
Investor’s Capital (in Dollars)		750,000				$ 160,000
Redemption limitation (in Dollars)								$ 5,000,001
Aggregate redemption amount (in Dollars)						$ 273,112,311.62		323,911,642	$ 319,216,340
Sponsor (in Dollars)		$ 1,090,000
Investor funds						0.75 of a Class A ordinary share for each dollar
Subscription agreement		1 Class A ordinary share for each $10 of the Capital Calls				1 Class A ordinary share for each $10 of the Capital Calls
Attorney fees (in Dollars)						$ 5,000
Unsecured promissory note (in Dollars)						$ 250,000	$ 750,000	$ 1,000,000
Common Class A [Member]
Subsequent Events (Details) [Line Items]
Class A ordinary shares (in Shares)						26,693,416		26,693,416
Redemption price of per share								$ 10.23
Aggregate redemption amount (in Dollars)								$ 273,112,311.62
Ordinary share, par value						$ 0.0001		$ 0.0001	$ 0.0001
Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Lesser amount (in Dollars)								$ 160,000
Sponsor (in Dollars)						$ 1,090,000
Subscription agreement						1 Class A ordinary share for each $10 of the Capital Calls
Attorney fees (in Dollars)						$ 5,000		$ 5,000
Subscription Agreement [Member] | Common Class A [Member]
Subsequent Events (Details) [Line Items]
Class A ordinary share											$ 0.12
Ordinary share, par value											$ 0.0001
Public share								$ 0.04
Sponsor (in Dollars)			$ 1,500,000
Investor funds								0.75 of a Class A ordinary share for each dollar
Subscription agreement						1 Class A ordinary share for each $10 of the Capital Calls
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Deferred underwriting discount (in Dollars)					$ 11,172,572
Subsequent Event [Member] | A&R Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)	71,956
Shares issued per share	$ 15
Subsequent Event [Member] | A&R Subscription Agreement [Member] | Common Class A [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)	71,956
Shares issued per share	$ 12.5
Subsequent Event [Member] | Second Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)	74,695
Shares issued per share	$ 15
Subsequent Event [Member] | Second Subscription Agreement [Member] | Common Class A [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)	74,695
Shares issued per share	$ 12.5
Agreement amount (in Dollars)	$ 750,000
Forecast [Member] | Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Plum’s initial public offering (in Dollars)											$ 480,000
Forecast [Member] | Subscription Agreement [Member] | Common Class A [Member]
Subsequent Events (Details) [Line Items]
Class A ordinary share											$ 0.12
Ordinary share, par value											$ 0.0001
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Initial principal amount (in Dollars)												$ 300,000
Investor funds						0.75 shares of Class A ordinary share for each dollar
Attorney fees (in Dollars)						$ 5,000
Sponsor [Member] | Second Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares issued per share										$ 1.5
Sponsor [Member] | Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Sponsor (in Dollars)				$ 1,500,000
Sponsor [Member] | Forecast [Member] | Second Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Initial principal amount (in Dollars)										$ 800,000
Sponsor [Member] | Forecast [Member] | Second Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Investor’s Capital (in Dollars)										$ 249,750
Sponsor [Member] | Forecast [Member] | Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Sponsor (in Dollars)				1,500,000
Kanishka Roy [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Unsecured promissory note (in Dollars)				250,000
Kanishka Roy [Member] | Forecast [Member] | Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Initial principal amount (in Dollars)				$ 250,000
Initial Shares [Member] | Subsequent Event [Member] | A&R Subscription Agreement [Member] | Common Class A [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)	431,735
Initial Shares [Member] | Subsequent Event [Member] | Second Subscription Agreement [Member] | Common Class A [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)	448,169
De-SPAC [Member] | Subsequent Event [Member] | A&R Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares issued per share	$ 12.5
De-SPAC [Member] | Subsequent Event [Member] | Second Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares issued per share	12.5
VWAP [Member] | Subsequent Event [Member] | A&R Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares issued per share	15
VWAP [Member] | Subsequent Event [Member] | Second Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares issued per share	$ 15
Subscription Shares [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working Capital (in Dollars)	$ 800,000
Subscription Shares [Member] | Subsequent Event [Member] | A&R Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares issued per share	$ 12.5
Subscription Shares [Member] | Subsequent Event [Member] | Second Subscription Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares issued per share	$ 12.5